Document and Entity Information	Jul. 30, 2019
Risk/Return:
Registrant Name	DELAWARE GROUP EQUITY FUNDS V
Document Type	497
Document Period End Date	Nov. 30, 2018
Amendment Flag	false
Entity Central Index Key	0000809821
Document Effective Date	Jul. 30, 2019
Document Creation Date	Jul. 30, 2019
Prospectus Date	Mar. 29, 2019
Entity Inv Company Type	N-1A
Delaware Small Cap Core Fund | Class A
Risk/Return:
Trading Symbol	DCCAX
Delaware Small Cap Core Fund | Class C
Risk/Return:
Trading Symbol	DCCCX
Delaware Small Cap Core Fund | Class R
Risk/Return:
Trading Symbol	DCCRX
Delaware Small Cap Core Fund | Institutional Class
Risk/Return:
Trading Symbol	DCCIX
Delaware Small Cap Core Fund | Class R6
Risk/Return:
Trading Symbol	DCZRX